Guarantees and Product Warranty (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Movement in Standard Product Warranty Accrual
Warranty liability, beginning balance	$ 1,049	$ 1,201	$ 1,045
Payments	(855)	(1,032)	(1,074)
Provisions	841	880	1,230
Warranty liability, ending balance	1,035	1,049	1,201
Changes in estimates for pre-existing warranties		$ 181